CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock [Member]	Series B Convertible Preferred Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2013	$ 14,569	$ 77	$ 0	$ 16,466	$ (1,974)	$ 0
Balance (in shares) at Dec. 31, 2013		7,743	0
Net loss	(11,061)	$ 0	$ 0	0	(11,061)	0
Share based compensation	2,565	0	0	2,565	0	0
Stock option exercises	420	$ 2	$ 0	418	0	0
Stock option exercises (in shares)		106	0
Vesting of restricted stock units	0	$ 0	$ 0	0	0	0
Vesting of restricted stock units (in shares)		7	0
Other comprehensive income loss	1	$ 0	$ 0	0	0	1
Balance at Dec. 31, 2014	6,494	$ 79	$ 0	19,449	(13,035)	1
Balance (in shares) at Dec. 31, 2014		7,856	0
Net loss	(11,704)	$ 0	$ 0	0	(11,704)	0
Share based compensation	3,966	0	0	3,966	0	0
Issunace of common stock under employee stock purchase plan	76	$ 0	0	76	0	0
Accumulated other comprehensive (loss) income		39
Vesting of restricted stock units	0	$ 0	$ 0	0	0	0
Vesting of restricted stock units (in shares)		6	0
Issuance of Series B convertible preferred stock, net of offering cost	5,357	$ 0	$ 5,357	0	0	0
Issuance of Series B convertible preferred stock, net of offering cost (in shares)		0	696
Conversion of Series B preferred stock to common stock	0	$ 35	$ (5,357)	5,322	0	0
Conversion of Series B preferred stock to common stock (in shares)		3,480	(696)
Isuance of common stock, net of offering costs	4,122	$ 27	$ 0	4,095	0	0
Isuance of common stock, net of offering costs (in shares)		2,720	0
Other comprehensive income loss	(9)	$ 0	$ 0	0	0	(9)
Balance at Dec. 31, 2015	8,302	$ 141	$ 0	$ 32,908	$ (24,739)	$ (8)
Balance (in shares) at Dec. 31, 2015		14,101	0
Net loss	(8,237)
Balance at Sep. 30, 2016	$ 4,786